Expense Example - FidelitySAIConservativeIncomeMunicipalBondFund-PRO - FidelitySAIConservativeIncomeMunicipalBondFund-PRO - Fidelity SAI Conservative Income Municipal Bond Fund - Fidelity SAI Conservative Income Municipal Bond Fund
Mar. 30, 2024 USD ($)
Expense Example:
1 year	$ 20
3 years	$ 75